UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          Feb. 8, 2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 96 data records

Form 13F Information Table Value Total:   120811(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1504    18395 SH       Sole                                      18395
AT&T Corp.                     COM              00206r102     1459    48229 SH       Sole                                      48229
Abbott Laboratories            COM              002824100     2012    35770 SH       Sole                     1000             34770
Ace Limited                    COM              h0023r105     1111    15835 SH       Sole                     2100             13735
Alliant Energy Corp.           COM              018802108      292     6606 SH       Sole                                       6606
Altria Group Inc.              COM              02209s103     1371    46215 SH       Sole                                      46215
Anadarko Petroleum Corporation COM              032511107     2507    32837 SH       Sole                     1300             31537
Apache                         COM              037411105     1501    16568 SH       Sole                     1200             15368
Apple Computer                 COM              037833100     4651    11483 SH       Sole                      300             11183
Baidu, Inc                     COM              056752108      225     1925 SH       Sole                                       1925
Bank of America Corp           COM              060505104      136    24310 SH       Sole                                      24310
Bank of Montreal               COM              063671101      690    12586 SH       Sole                                      12586
Barrick Gold                   COM              067901108      270     5950 SH       Sole                                       5950
Becton Dickinson & Co.         COM              075887109     1103    14755 SH       Sole                                      14755
Berkshire Hathaway Cl. B       COM              084670207      622     8148 SH       Sole                                       8148
Bristol-Myers Squibb Co.       COM              110122108      489    13850 SH       Sole                                      13850
Celgene Corporation            COM              151020104     1371    20275 SH       Sole                     2400             17875
Cenovus Energy Inc             COM              15135u109     1597    48085 SH       Sole                     1000             47085
Central Fund of Canada Limited COM              153501101      850    43300 SH       Sole                                      43300
Central GoldTrust              COM              153546106     3811    64405 SH       Sole                     3200             61205
Chevron Corp.                  COM              166764100     2105    19776 SH       Sole                      200             19576
Chubb Corp.                    COM              171232101     1173    16935 SH       Sole                     2550             14385
Church & Dwight Co.            COM              171340102      445     9718 SH       Sole                                       9718
Clarcor Inc                    COM              179895107      285     5700 SH       Sole                                       5700
Coca-Cola Co.                  COM              191216100      632     9025 SH       Sole                     2400              6625
Colgate Palmolive Co.          COM              194162103     3033    32820 SH       Sole                     1200             31620
Collection House               COM              Q2621Z109       15    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     2733    37495 SH       Sole                                      37495
CopyTele Inc                   COM              217721109        2    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      749    16375 SH       Sole                                      16375
Cross Timbers Royalty Trust    COM              22757r109      384     7850 SH       Sole                                       7850
DNP Select Income Fund         COM              23325p104     1084    99222 SH       Sole                     8000             91222
E. I. du Pont de Nemours       COM              263534109     1911    41725 SH       Sole                     2100             39625
EMC Corp.                      COM              268648102      616    28555 SH       Sole                     1000             27555
Eldorado Gold Corp.            COM              284902103      213    15500 SH       Sole                                      15500
Exact Sciences Corporation     COM              30063p105      179    22000 SH       Sole                                      22000
Exxon Mobil                    COM              30231G102     4006    47261 SH       Sole                     1900             45361
Fastenal                       COM              311900104      694    15900 SH       Sole                                      15900
Firstenergy Corp.              COM              337932107     1510    34085 SH       Sole                                      34085
Fiserv Inc.                    COM              337738108      337     5737 SH       Sole                     1200              4537
Freeport McMoran CP & GLD Cl B COM              35671D857      981    26649 SH       Sole                      200             26449
Frontier Communications        COM              35906a108     1329   258045 SH       Sole                                     258045
General Dynamics               COM              369550108     1654    24895 SH       Sole                      200             24695
Gilead Sciences Inc.           COM              375558103     1624    39660 SH       Sole                     3350             36310
Google, Inc.                   COM              38259p508      349      540 SH       Sole                      100               440
GreenHaven Continuous Commodit COM              395258106      867    28965 SH       Sole                      500             28465
Hansen Nat Corp.               COM              411310105      796     8635 SH       Sole                      200              8435
Harris Cp                      COM              413875105     1104    30616 SH       Sole                     2200             28416
Healthcare Services            COM              421906108     1456    82305 SH       Sole                     2000             80305
IBM Corp.                      COM              459200101     3747    20376 SH       Sole                      700             19676
Integrys Energy Group          COM              45822p105     2077    38330 SH       Sole                     1400             36930
Intel Corp.                    COM              458140100     4328   178436 SH       Sole                     6500            171936
Johnson & Johnson              COM              478160104     3161    48194 SH       Sole                     2300             45894
KLA-Tencor Corp.               COM              482480100      937    19400 SH       Sole                     2300             17100
Lehman Trikes Inc.             COM              525216107        1    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2039    49043 SH       Sole                     2400             46643
Market Vectors ETF Tr Gold Min COM              57060u100     1860    36150 SH       Sole                     1500             34650
Market Vectors ETF Tr Jr Gold  COM              57060U589      212     8550 SH       Sole                                       8550
McDonalds Corp.                COM              580135101     1384    13788 SH       Sole                                      13788
Merck & Co., Inc.              COM              58933y105      591    15675 SH       Sole                                      15675
Merge Technologies             COM              589499102     1039   214100 SH       Sole                                     214100
Microchip Technology Incorpora COM              595017104     2081    56805 SH       Sole                     1700             55105
Monsanto Company               COM              61166w101      300     4270 SH       Sole                                       4270
Nestle S A Reg B ADR           COM              641069406     2786    48235 SH       Sole                     2500             45735
Newmont Mining                 COM              651639106     1746    29080 SH       Sole                                      29080
NovaGold Resources Inc.        COM              66987e206      258    30400 SH       Sole                                      30400
Novo-Nordisk a/s adr F         COM              670100205      285     2470 SH       Sole                      400              2070
O'Reilly Automotive, Inc       COM              67103h107     1302    16280 SH       Sole                      500             15780
Occidental Petroleum Corp.     COM              674599105     1914    20423 SH       Sole                     1050             19373
Oracle Systems Corp.           COM              68389X105      325    12665 SH       Sole                                      12665
Oridion Systems Ltd.           COM              M75541108      123    16500 SH       Sole                                      16500
Penn West Petroleum Ltd        COM              707887105      435    21950 SH       Sole                                      21950
Pepsico, Inc.                  COM              713448108     1978    29808 SH       Sole                                      29808
Pfizer, Inc.                   COM              717081103      947    43730 SH       Sole                                      43730
Philip Morris International    COM              718172109      446     5682 SH       Sole                                       5682
Potash Corporation of Saskatch COM              73755l107      312     7550 SH       Sole                                       7550
ProShares UltraShort Lehman 20 COM              74347R297      756    41830 SH       Sole                                      41830
Procter & Gamble Co.           COM              742718109     3406    51051 SH       Sole                     2192             48859
Republic Services, Inc.        COM              760759100     1113    40375 SH       Sole                     3000             37375
Rydex ETF Trust Australian Dol COM              23129u101     1137    11075 SH       Sole                     1500              9575
Rydex ETF Trust Canadian Dolla COM              23129x105      225     2300 SH       Sole                                       2300
Schlumberger Ltd.              COM              806857108     2224    32555 SH       Sole                                      32555
Stericycle Inc                 COM              858912108     1769    22700 SH       Sole                                      22700
Suncor Energy                  COM              867224107      346    12000 SH       Sole                                      12000
Transglobe Energy Corp.        COM              893662106      127    16000 SH       Sole                                      16000
Unilever                       COM              904767704      580    17300 SH       Sole                     3000             14300
United Technologies Corp.      COM              913017109      988    13515 SH       Sole                     1200             12315
Varian Medical Sys Inc.        COM              92220P105      385     5730 SH       Sole                                       5730
Verizon Communications         COM              92343V104     3757    93634 SH       Sole                     2400             91234
Vista Gold                     COM              927926204      182    59000 SH       Sole                                      59000
Vodafone Group PLC             COM              92857W209     2187    78000 SH       Sole                     5600             72400
Wal-Mart Stores                COM              931142103     2838    47475 SH       Sole                     2400             45075
Walgreen Co.                   COM              931422109      324     9790 SH       Sole                                       9790
Weight Watchers Intl, Inc.     COM              948626106      753    13675 SH       Sole                     2350             11325
Yamana Gold, Inc.              COM              98462y100      236    16000 SH       Sole                                      16000
iShares MSCI Singapore Index F COM              464286673     1073    99000 SH       Sole                    12000             87000